INCOME TAXES - Deferred Tax Balances and Movement (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Reconciliation of changes in deferred tax liability (asset) [abstract]
Net deferred income tax liabilities, beginning balance	$ (1,495)	$ (1,586)
Net Income	(20)	79
Other Comprehensive Income	(34)	(14)	$ (121)
Other	(102)	26
Acquisitions/Dispositions	(444)	0
Net deferred income tax liabilities, ending balance	(2,095)	(1,495)	(1,586)
Deferred tax assets related to non-capital losses and capital losses
Reconciliation of changes in deferred tax liability (asset) [abstract]
Net deferred income tax liabilities, beginning balance	37	43
Net Income	(2)	(1)
Other Comprehensive Income	0	0
Other	2	(5)
Acquisitions/Dispositions	1	0
Net deferred income tax liabilities, ending balance	38	37	43
Deferred tax liabilities related to differences in tax and book basis, net
Reconciliation of changes in deferred tax liability (asset) [abstract]
Net deferred income tax liabilities, beginning balance	(1,532)	(1,629)
Net Income	(18)	80
Other Comprehensive Income	(34)	(14)
Other	(104)	31
Acquisitions/Dispositions	(445)	0
Net deferred income tax liabilities, ending balance	$ (2,133)	$ (1,532)	$ (1,629)